Warrants - Schedule Of Common Stock Warrants (Details) - Rigetti Computing, Inc [Member]	3 Months Ended
Mar. 31, 2022 d shares
Common Stock Warrants [Line Items]
Shares | shares	783,129
Issuance Date	May 18, 2021
Price Per Share | d	0.27
Expiration Date	May 18, 2031